Borrowings, Reconciliation of Liabilities Arising from Financing Activities (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of liabilities arising from financing activities [Abstract]
Opening balance	$ 17,445	$ 10,446
Net cash inflow/(outflow)	637,712	2,898
Other non-cash movements	(73,559)	4,101
Closing balance	581,598	17,445
Bank loans [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Opening balance	9,173	3,312
Net cash inflow/(outflow)	5,444	5,756
Other non-cash movements	638	105
Closing balance	15,255	9,173
Convertible bonds [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Opening balance	0
Net cash inflow/(outflow)	635,028
Other non-cash movements	(79,322)
Closing balance	555,706	0
Lease Liabilities [Member]
Reconciliation of liabilities arising from financing activities [Abstract]
Opening balance	8,272	7,134
Net cash inflow/(outflow)	(2,760)	(2,858)
Other non-cash movements	5,125	3,996
Closing balance	$ 10,637	$ 8,272